Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Because the Company has discontinued its stock option program (and, as described below, its stock appreciation rights award program), we do not maintain any formal policy that would require the Compensation Committee or the Board to grant (or to avoid granting) stock options (or stock appreciation rights) at specified times. In any case, we do not schedule the grant of stock options, stock appreciation rights or other equity awards in anticipation of the disclosure of material nonpublic information, and we do not schedule the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	false
Award Timing, How MNPI Considered	In any case, we do not schedule the grant of stock options, stock appreciation rights or other equity awards in anticipation of the disclosure of material nonpublic information, and we do not schedule the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false